UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04264

Name of Fund:  BlackRock California Insured Municipal Bond Fund of
               BlackRock California Municipal Series Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
     Officer, BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 05/31/2008

Item 1 -   Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

----------------------------------------------

      BlackRock California Insured                     BLACKROCK
      Municipal Bond Fund

      OF BLACKROCK CALIFORNIA
      MUNICIPAL SERIES TRUST

      ANNUAL REPORT  |  MAY 31, 2008

----------------------------------------------

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

================================================================================

Table of Contents

--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------

A Letter to Shareholders ................................................      3
Annual Report:
Fund Summary ............................................................      4
About Fund Performance ..................................................      6
Disclosure of Expenses ..................................................      7
Financial Statements:
   Schedule of Investments ..............................................      8
   Statement of Assets and Liabilities ..................................     12
   Statements of Operations .............................................     14
   Statements of Changes in Net Assets ..................................     15
Financial Highlights ....................................................     16
Notes to Financial Statements ...........................................     20
Report of Independent Registered Public Accounting Firm .................     26
Important Tax Information (Unaudited) ...................................     26
Officers and Trustees ...................................................     27
Additional Information ..................................................     31
Mutual Fund Family ......................................................     34


2     BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues under-performed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                                6-month   12-month
-------------------------------------------------------------------------------------------------------------------
U.S. equities (S&P 500 Index)                                                                   (4.47%)    (6.70%)
-------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                    (1.87)    (10.53)
-------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                               (5.21)     (2.53)
-------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                              1.49       6.89
-------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                                   1.44       3.87
-------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)              1.81      (1.08)
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

================================================================================

Fund Summary

--------------------------------------------------------------------------------
   Portfolio Management Commentary
--------------------------------------------------------------------------------

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. The Fund generated positive returns amid a challenging investment backdrop, but under-performed the broad-market Lehman Brothers Municipal Bond Index and the Lipper Single-State Insured Municipal Debt Funds category average for the twelve-month period ended May 31, 2008. Notably, the Fund's Lipper category recently changed and now includes funds investing in insured municipal bonds issued by multiple states, not only California. As a result, Fund returns will vary from that of the broader Lipper peer group.

      What factors influenced performance?

o U.S. Treasury yields generally moved lower (while prices correspondingly rose) during the year in response to weaker domestic economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates seven times from 5.25% to 2.0%. The municipal market underperformed U.S. Treasury issues, as credit downgrades of the mono-line insurers and disruption of the auction rate securities market weighed heavily on the sector. Long-term municipal bond yields were acutely affected. New issuance for the period was relatively strong, despite a 12% decline in the past six months. More recently, the pace has increased, alongside improved investor demand.

o The Fund's inherently high exposure to insured paper was the primary detractor from performance, as credit downgrades of the monoline insurers pressured these securities during the reporting period.

o On the positive side, the Fund's relatively higher yield benefited performance. We seek to enhance the Fund's yield by purchasing securities with above-average coupon rates.

o Generally speaking, we maintained a relatively short-to-neutral duration, as we seek to boost the Fund's total return through income flow rather than interest rate positioning. This strategy enhanced relative results, as did the Fund's high degree of credit quality and underweight in lower-quality issues, an advantage as credit spreads widened.

      Describe recent portfolio activity.

o During the period, we sought to limit the Fund's exposure to those mono-line insurers most likely to experience downgrades, selling positions in bonds enhanced by these insurers and reinvesting the proceeds into less-affected insured bonds. Additionally, we reduced the Fund's exposure to inverse floating rate product.

o While we generally refrain from making strategic moves based on duration calls (that is, interest rate direction), we did take advantage of market dislocations in February to purchase some longer-maturity bonds at attractive prices.

      Describe Fund positioning at period-end.

o The Fund ended the period with a short-to-neutral duration. We will look to take advantage of the newly steep yield curve and extend the Fund's duration closer to neutral if yields on insured California municipal securities rise to near 5%. We maintained a modest cash reserve position (approximately 3% of total assets), affording us ample liquidity to take advantage of opportunities should interest rates rise.

o The Fund also ended the period underweight in lower-rated bonds. With the guidance of our Municipal Investment Strategy Group, we are in a position to increase exposure to these securities, in an effort to further enhance the Fund's current yield.

   The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

--------------------------------------------------------------------------------
   Portfolio Information
--------------------------------------------------------------------------------

                                                                     Percent of
Distribution by Market Sector                             Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds .....................................................   66%
General Obligation Bonds ................................................   28
Prerefunded Bonds(1) ....................................................    6
--------------------------------------------------------------------------------

(1) Backed by an escrow fund.

Quality Ratings by                                                   Percent of
S&P/Moody's(1)                                            Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa .................................................................   82%
AA/Aa ...................................................................    7
A/A .....................................................................    9
Not Rated ...............................................................    2
--------------------------------------------------------------------------------

(1) Using the higher of Standard & Poor's or Moody's Investors Service ratings.


4     BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

--------------------------------------------------------------------------------
   Total Return Based on a $10,000 Investment
--------------------------------------------------------------------------------

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from May 1998 to May 2008:

                                                               Lehman Brothers
                                 Institutional   Investor A    Municipal Bond
                                  Shares(1,2)    Shares(1,2)      Index(3)
5/98                                $10,000        $ 9,575        $10,000
5/99                                $10,402        $ 9,935        $10,467
5/00                                $10,075        $ 9,599        $10,377
5/01                                $11,269        $10,710        $11,637
5/02                                $12,050        $11,424        $12,394
5/03                                $13,252        $12,532        $13,679
5/04                                $13,159        $12,413        $13,674
5/05                                $14,146        $13,311        $14,763
5/06                                $14,423        $13,538        $15,042
5/07                                $15,022        $14,053        $15,771
5/08                                $15,396        $14,368        $16,381

(1) Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

(2) The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.

(3) This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

--------------------------------------------------------------------------------
   Performance Summary for the Period Ended May 31, 2008
--------------------------------------------------------------------------------

                                                                                     Average Annual Total Returns(1)
                                                                    ----------------------------------------------------------------
                                                                          1 Year                5 Years               10 Years
                                                                    -------------------   -------------------   -------------------
                                     Standardized      6-Month      w/o sales   w/sales   w/o sales   w/sales   w/o sales   w/sales
                                    30-Day Yields   Total Returns     charge     charge     charge     charge     charge     charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...................       3.88%           0.85%          2.49%       --        3.04%       --       4.41%        --
Investor A ......................       3.41            0.72           2.24     (2.11%)      2.77      1.88%      4.14       3.69%
Investor A1 .....................       3.65            0.81           2.41     (1.69)       2.95      2.11       4.31       3.88
Investor B ......................       3.41            0.61           2.07     (1.86)       2.55      2.21       3.89       3.89
Investor C ......................       2.89            0.36           1.49      0.50        2.03      2.03       3.38       3.38
Investor C1 .....................       3.31            0.56           1.90      0.91        2.43      2.43       3.78       3.78
Lehman Brothers Municipal
   Bond Index ...................         --            1.44           3.87        --        3.67        --       5.06         --
------------------------------------------------------------------------------------------------------------------------------------

(1) Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008     5

================================================================================

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Advisor agreed to reimburse a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.


6     BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

--------------------------------------------------------------------------------
   Including Interest Expense and Fees
--------------------------------------------------------------------------------

                                               Actual                                             Hypothetical(2)
                       -----------------------------------------------------  ------------------------------------------------------
                           Beginning         Ending                               Beginning         Ending
                         Account Value   Account Value      Expenses Paid       Account Value   Account Value     Expenses Paid
                       December 1, 2007  May 31, 2008   During the Period(1)  December 1, 2007  May 31, 2008   During the Period(1)
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......        $1,000         $1,008.50            $4.19               $1,000        $1,020.72           $4.22
Investor A .........        $1,000         $1,007.20            $5.44               $1,000        $1,019.48           $5.47
Investor A1 ........        $1,000         $1,008.10            $4.54               $1,000        $1,020.37           $4.57
Investor B .........        $1,000         $1,006.10            $6.58               $1,000        $1,018.34           $6.62
Investor C .........        $1,000         $1,003.60            $8.97               $1,000        $1,015.95           $9.02
Investor C1 ........        $1,000         $1,005.60            $7.03               $1,000        $1,017.89           $7.07
------------------------------------------------------------------------------------------------------------------------------------

(1) For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.84% for Institutional, 1.09% for Investor A, 0.91% for Investor A1, 1.32% for Investor B, 1.80% for Investor C and 1.41% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(2) Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

--------------------------------------------------------------------------------
   Excluding Interest Expense and Fees
--------------------------------------------------------------------------------

                                               Actual                                            Hypothetical(2)
                       -----------------------------------------------------  ------------------------------------------------------
                           Beginning         Ending                               Beginning         Ending
                         Account Value   Account Value      Expenses Paid       Account Value   Account Value     Expenses Paid
                       December 1, 2007  May 31, 2008   During the Period(1)  December 1, 2007  May 31, 2008   During the Period(1)
------------------------------------------------------------------------------------------------------------------------------------
Institutional(3) ...        $1,000         $1,008.50            $3.70               $1,000        $1,021.22           $3.72
Investor A(3) ......        $1,000         $1,007.20            $4.99               $1,000        $1,019.93           $5.02
Investor A1(3) .....        $1,000         $1,008.10            $4.09               $1,000        $1,020.82           $4.12
Investor B(3) ......        $1,000         $1,006.10            $6.09               $1,000        $1,018.83           $6.12
Investor C(3) ......        $1,000         $1,003.60            $8.52               $1,000        $1,016.40           $8.57
Investor C1(3) .....        $1,000         $1,005.60            $6.53               $1,000        $1,018.39           $6.55
------------------------------------------------------------------------------------------------------------------------------------

(1) For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.74% for Institutional, 1.00% for Investor A, 0.82% for Investor A1, 1.22% for Investor B, 1.71% for Investor C and 1.31% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(2) Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

(3)   Expenses are net of waiver, excluding interest expense and fees.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008     7

================================================================================

Schedule of Investments May 31, 2008

                                     (Percentages shown are based on Net Assets)

                                                           Par
Municipal Bonds                                           (000)        Value
--------------------------------------------------------------------------------
   California -- 90.6%
--------------------------------------------------------------------------------
ABAG Finance Authority for Nonprofit Corporations,
California, COP (Children's Hospital Medical Center),
6%, 12/01/09 (a)(b)                                     $  2,625   $  2,799,878
--------------------------------------------------------------------------------
Alameda, California, Public Financing Authority,
Local Agency Special Tax Revenue Bonds (Community
Facility Number 1), Series A, 7%, 8/01/19                  3,750      3,760,913
--------------------------------------------------------------------------------
Auburn, California, Union School District, COP,
Refunding (Refinancing Project), 5%, 6/01/33 (c)           4,000      4,013,071
--------------------------------------------------------------------------------
Bakersfield, California, Wastewater Revenue Bonds,
Series A, 5%, 9/15/32 (d)                                 10,000     10,337,200
--------------------------------------------------------------------------------
Bay Area Government Association, California,
Tax Allocation Revenue Refunding Bonds (California
Redevelopment Agency Pool), Series A, 6%,
12/15/24 (d)                                                 770        780,226
--------------------------------------------------------------------------------
Butte-Glenn Community College District, California,
GO (Election of 2002), Series B, 4.85%,
8/01/29 (e)(f)                                             2,355        776,232
--------------------------------------------------------------------------------
Cajon Valley, California, Unified Elementary School
District, GO (Election of 2000), Series E, 5%,
8/01/31 (d)                                                2,665      2,747,722
--------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Bonds, Series A:
   (Kaiser Permanente), 5.50%,
   6/01/22 (d)(g)                                         20,000     20,432,200
   (Sutter Health), Series A, 6.25%, 8/15/35               2,080      2,199,600
--------------------------------------------------------------------------------
California State University, Systemwide Revenue
Bonds, Series A, 5%, 11/01/39 (d)(h)                       1,494      1,539,985
--------------------------------------------------------------------------------
California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
Health Services), Series A, 6%, 10/01/23 (d)               2,475      2,600,557
--------------------------------------------------------------------------------
California Statewide Communities Development
Authority Revenue Bonds:
   (Adventist), Series B, 5%, 3/01/37                      2,650      2,645,787
   (Sutter Health), Series D, 5.05%, 8/15/38 (c)           2,500      2,529,650
--------------------------------------------------------------------------------
Chabot-Las Positas, California, Community College
District, GO (Election of 2004), Series B, 5%,
8/01/31 (a)                                                5,000      5,124,350
--------------------------------------------------------------------------------
Contra Costa County, California, Public Financing
Authority, Lease Revenue Refunding Bonds (Various
Capital Facilities), Series A, 5.35%, 8/01/24 (e)          5,585      5,655,874
--------------------------------------------------------------------------------

                                                           Par
Municipal Bonds                                           (000)        Value
--------------------------------------------------------------------------------
   California (continued)
--------------------------------------------------------------------------------
Corona, California, COP, Refunding
(Corona Community) (b):
   8%, 3/01/10                                          $  2,065   $  2,267,349
   8%, 3/01/11                                             2,230      2,549,314
   8%, 3/01/12                                             2,410      2,842,667
   8%, 3/01/13                                             2,605      3,171,822
   8%, 3/01/14                                             2,810      3,520,593
--------------------------------------------------------------------------------
Duarte, California, Unified School District, Capital
Appreciation, GO (Election of 1998), Series E,
4.96%, 11/01/30 (d)(f)                                     4,805      1,509,779
--------------------------------------------------------------------------------
Eureka, California, Unified School District, GO
(Election of 2002) (e)(f):
   5.18%, 8/01/29                                          2,545        839,214
   5.26%, 8/01/32                                          2,760        766,783
   5.27%, 8/01/35                                          2,990        701,514
--------------------------------------------------------------------------------
Glendale, California, Unified School District, GO,
Series F, 5%, 9/01/28 (e)                                  2,000      2,048,060
--------------------------------------------------------------------------------
Glendale, California, Water Revenue Bonds,
5%, 2/01/32 (d)                                            6,825      7,062,647
--------------------------------------------------------------------------------
Hollister, California, Joint Powers Finance Authority,
Wastewater Revenue Refunding Bonds (Refining and
Improvement Project), Series 1, 5%, 6/01/37 (d)            5,000      5,122,550
--------------------------------------------------------------------------------
Huntington Beach, California, Union High School
District, GO (Election of 2004) (i):
   5.02%, 8/01/33 (f)                                      5,000      1,239,750
   5%, 8/01/35                                             3,000      3,001,980
--------------------------------------------------------------------------------
La Quinta, California, Financing Authority, Local
Agency Revenue Bonds, Series A, 5.125%,
9/01/34 (a)                                                6,000      6,053,820
--------------------------------------------------------------------------------
Long Beach, California, Harbor Revenue Refunding
Bonds, AMT, Series B, 5.20%, 5/15/27 (e)                   3,445      3,448,411
--------------------------------------------------------------------------------
Los Angeles, California, COP (Sonnenblick Del Rio
West Los Angeles), 6.20%, 11/01/31 (a)                     4,000      4,236,240
--------------------------------------------------------------------------------
Los Angeles, California, Harbor Department Revenue
Refunding Bonds, 7.60%, 10/01/18 (e)(g)                    4,080      4,805,710
--------------------------------------------------------------------------------
Los Angeles, California, Wastewater System Revenue
Refunding Bonds, Series A, 5%, 6/01/32 (e)                 4,000      4,087,640
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Portfolio Abbreviations
--------------------------------------------------------------------------------

      To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

      AMT     Alternative Minimum Tax (subject to)
      COP     Certificates of Participation
      GO      General Obligation Bonds
      HFA     Housing Finance Agency
      RITES   Residual Interest Tax-Exempt Securities
      S/F     Single-Family

See Notes to Financial Statements.


8     BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

                                     (Percentages shown are based on Net Assets)

                                                           Par
Municipal Bonds                                           (000)        Value
--------------------------------------------------------------------------------
   California (continued)
--------------------------------------------------------------------------------
Los Angeles, California, Water and Power Revenue
Refunding Bonds (Power System):
   Series A-A-1, 5.25%, 7/01/20 (d)                     $  5,400   $  5,670,756
   Series A-A-2, 5.375%, 7/01/21 (e)                       4,000      4,205,480
--------------------------------------------------------------------------------
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue Refunding
Bonds, Proposition A, First Tier Senior-Series A,
5%, 7/01/35 (a)                                            4,000      4,081,120
--------------------------------------------------------------------------------
Los Angeles County, California, Sanitation Districts
Financing Authority, Revenue Refunding Bonds
(Capital Projects -- District Number 14), Sub-Series B,
5%, 10/01/29 (i)                                           5,000      4,967,250
--------------------------------------------------------------------------------
Los Gatos, California, Unified School District, GO
(Election of 2001), Series C, 5%, 8/01/30 (i)              4,275      4,372,898
--------------------------------------------------------------------------------
Los Rios, California, Community College District, GO
(Election of 2002), Series B, 5%, 8/01/27 (e)              2,000      2,041,340
--------------------------------------------------------------------------------
Madera, California, Unified School District, GO
(Election 2002), 5%, 8/01/28 (d)                           2,220      2,261,625
--------------------------------------------------------------------------------
Montebello, California, Unified School District, GO
(Election of 1998), 5.02%, 8/01/28 (f)(i)                  2,355        782,190
--------------------------------------------------------------------------------
Murrieta Valley, California, Unified School District,
Public Financing Authority, Special Tax Revenue
Bonds, Series A, 5.125%, 9/01/26 (c)                       5,500      5,742,110
--------------------------------------------------------------------------------
Oakland, California, Sewer Revenue Bonds, Series A,
5%, 6/15/28 (d)                                            3,565      3,667,815
--------------------------------------------------------------------------------
Orange County, California, Community Facilities
District, Special Tax Bonds (Number 04-1 Ladera
Ranch), Series A, 5.15%, 8/15/29                           2,000      1,858,460
--------------------------------------------------------------------------------
Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center Project),
Series A, 5.50%, 11/01/29 (e)                              1,500      1,575,135
--------------------------------------------------------------------------------
Palomar Pomerado Health Care District, California, GO
(Election of 2004), Series A, 5.125%, 8/01/37 (e)          1,850      1,909,996
--------------------------------------------------------------------------------
Peralta, California, Community College District, GO:
   (Election of 2000), Series C, 5%, 8/01/29 (e)           5,485      5,619,108
   (Election of 2007), Series B, 5%, 8/01/37 (d)           2,000      2,059,180
--------------------------------------------------------------------------------
Port of Oakland, California, Revenue Bonds, AMT,
Series K (i):
   5.75%, 11/01/12                                         4,500      4,614,615
   5.75%, 11/01/13                                         4,900      5,013,043
   5.75%, 11/01/16                                         3,100      3,149,166
   5.875%, 11/01/17                                        2,290      2,324,991
--------------------------------------------------------------------------------
Port of Oakland, California, Revenue Refunding Bonds,
AMT, Series L, 5.375%, 11/01/27 (e)(i)                    12,710     12,796,174
--------------------------------------------------------------------------------
Rio, California, Elementary School District, GO,
Refunding, 5%, 8/01/29 (a)                                 2,415      2,497,424
--------------------------------------------------------------------------------
Riverside County, California, Asset Leasing
Corporation, Leasehold Revenue Refunding Bonds
(Riverside County Hospital Project), Series B,
5.70%, 6/01/16 (e)                                         1,750      1,910,615
--------------------------------------------------------------------------------

                                                           Par
Municipal Bonds                                           (000)        Value
--------------------------------------------------------------------------------
   California (continued)
--------------------------------------------------------------------------------
Riverside, California, Unified School District, GO
(Election of 2001), Series B, 5%, 8/01/30 (e)           $  4,295   $  4,378,366
--------------------------------------------------------------------------------
Sacramento, California, Municipal Utility District,
Electric Revenue Refunding Bonds, Series L,
5.125%, 7/01/22 (e)                                        8,000      8,059,680
--------------------------------------------------------------------------------
Sacramento, California, Municipal Utility District
Financing Authority Revenue Bonds (Consumers
Project), 5%, 7/01/21 (e)                                  2,000      2,040,560
--------------------------------------------------------------------------------
Sacramento, California, Unified School District, GO
(Election of 2002) (e):
   5%, 7/01/27                                             3,400      3,514,546
   5%, 7/01/30                                             9,230      9,473,211
--------------------------------------------------------------------------------
Sacramento County, California, Airport System
Revenue Bonds, Senior Series A, 5%, 7/01/32 (d)            5,675      5,805,695
--------------------------------------------------------------------------------
Sacramento County, California, Sanitation District
Financing Authority, Revenue Bonds (Sacramento
Regional County Sanitation District), 5%,
12/01/36 (i)                                               7,600      7,735,356
--------------------------------------------------------------------------------
Saddleback Valley, California, Unified School District,
GO, 5%, 8/01/29 (d)                                        1,820      1,869,431
--------------------------------------------------------------------------------
Saddleback Valley, California, Unified School District,
Public Financing Authority, Special Tax Revenue
Refunding Bonds, Series A, 5.65%, 9/01/17 (d)              3,500      3,509,205
--------------------------------------------------------------------------------
San Bernardino, California, Joint Powers Financing
Authority, Lease Revenue Bonds (Department of
Transportation Lease), Series A, 5.50%, 12/01/20 (e)       2,000      2,003,760
--------------------------------------------------------------------------------
San Bernardino County, California, COP, Refunding
(Medical Center Financing Project), 5.50%,
8/01/19 (e)                                                4,000      4,007,400
--------------------------------------------------------------------------------
San Diego, California, Certificates of Undivided
Interest, Water Utility Fund, Net System Revenue
Bonds, 5%, 8/01/21 (i)                                    10,000     10,125,600
--------------------------------------------------------------------------------
San Diego County, California, Water Authority, Water
Revenue Bonds, COP, Series A (d):
   5%, 5/01/27                                             5,000      5,132,100
   5%, 5/01/31                                             4,000      4,070,040
--------------------------------------------------------------------------------
San Diego County, California, Water Authority, Water
Revenue Refunding Bonds, COP, Series A, 5%,
5/01/33 (d)                                                4,250      4,377,203
--------------------------------------------------------------------------------
San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds,
5.125%, 7/01/36 (a)                                          345        349,447
--------------------------------------------------------------------------------
San Francisco, California, City and County Airport
Commission, International Airport, Special Facilities
Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
Series A, 6.10%, 1/01/20 (d)                               1,250      1,277,088
--------------------------------------------------------------------------------
San Jose-Evergreen, California, Community College
District, GO (Election of 2004), Series B, 5.50%,
9/01/31 (d)(f)                                             5,000      1,478,200
--------------------------------------------------------------------------------

See Notes to Financial Statements.


           BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND   MAY 31, 2008     9

================================================================================

                                     (Percentages shown are based on Net Assets)

                                                          Par
Municipal Bonds                                           (000)       Value
--------------------------------------------------------------------------------
   California (concluded)
--------------------------------------------------------------------------------
San Juan, California, Unified School District, GO
(Election of 2002), 5%, 8/01/28 (e)                    $    3,500  $  3,557,085
--------------------------------------------------------------------------------
San Mateo County, California, Community College
District, GO (Election of 2005), Series B, 0%,
9/01/23 (e)(f)                                              6,720     3,132,125
--------------------------------------------------------------------------------
San Mateo County, California, Joint Powers Authority,
Lease Revenue Refunding Bonds (Capital Projects),
Series A, 5.125%, 7/15/28 (d)                               2,240     2,265,558
--------------------------------------------------------------------------------
San Ysidro, California, School District, Capital
Appreciation, GO (Election of 1997), Series E,
5.24%, 8/01/31 (d)(f)                                      10,125     3,047,423
--------------------------------------------------------------------------------
Santa Margarita, California, Water District, Special
Tax Refunding Bonds (Community Facilities District
Number 99), Series 1:
   6.20%, 9/01/09 (b)                                         420       449,505
   6.20%, 9/01/20                                           1,230     1,258,573
--------------------------------------------------------------------------------
Santa Monica, California, Redevelopment Agency,
Tax Allocation Bonds (Earthquake Recovery
Redevelopment Project), 6%, 7/01/09 (a)(b)                  4,000     4,214,560
--------------------------------------------------------------------------------
Santa Rosa, California, High School District, GO
(Election of 2002), 5%, 8/01/28 (e)                         1,000     1,012,190
--------------------------------------------------------------------------------
Selma, California, Unified School District, GO
(Election of 2006), 5.125%, 8/01/26 (d)                     2,550     2,697,977
--------------------------------------------------------------------------------
Sonoma County, California, Junior College District,
GO (Election 2002), Refunding, Series B, 5%,
8/01/28 (d)                                                 6,700     6,923,646
--------------------------------------------------------------------------------
South Tahoe, California, Joint Powers Financing
Authority, Lease Revenue Refunding Bonds,
5.125%, 10/01/25 (e)                                        4,865     5,043,302
--------------------------------------------------------------------------------
Southern California HFA, S/F Mortgage Revenue
Bonds, AMT, Series A, 5.80%, 12/01/49 (j)(k)                2,995     3,004,165
--------------------------------------------------------------------------------
Stockton, California, Public Financing Authority,
Water Revenue Bonds (Water System Capital Improvement
Projects), Series A, 5%, 10/01/31 (e)                       1,400     1,415,330
--------------------------------------------------------------------------------
Tamalpais, California, Union High School District, GO
(Election of 2006), 5%, 8/01/29 (e)                         4,600     4,749,132
--------------------------------------------------------------------------------
Turlock, California, Public Finance Authority, Sewer
Revenue Bonds, Series A, 5%, 9/15/26 (i)                    1,650     1,681,350
--------------------------------------------------------------------------------

                                                           Par
Municipal Bonds                                           (000)        Value
--------------------------------------------------------------------------------
   Puerto Rico -- 1.8%
--------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement,
GO, Refunding, 5.70%, 7/01/20 (e)                      $    6,610  $  6,793,956
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost -- $334,686,160) -- 92.4%               340,792,344
================================================================================

================================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (l)
================================================================================
Alameda County, California, Joint Powers Authority,
Lease Revenue Refunding Bonds, 5.0%,
12/01/34 (d)                                                1,200     1,234,008
--------------------------------------------------------------------------------
Vista, California, Unified School District Revenue
Bonds, Series A, 5.25%, 8/01/25 (d)                         4,200     4,396,266
--------------------------------------------------------------------------------
San Diego County, California, Water Authority Revenue
Refunding Bonds, COP, 5.0%, 5/01/30 (d)                     7,350     7,491,708
--------------------------------------------------------------------------------
San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds, Series A,
5%, 7/01/30 (e)                                             5,270     5,402,435
--------------------------------------------------------------------------------
Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost -- $17,883,066) -- 5.0%                            18,524,417
================================================================================

================================================================================

Mutual Funds                                            Shares
================================================================================
BlackRock California Insured Municipal 2008 Term
Trust, Inc. (m)                                            68,500     1,037,090
--------------------------------------------------------------------------------
Total Mutual Funds (Cost -- $1,155,837) -- 0.3%                       1,037,090
================================================================================

================================================================================

Short-Term Securities
================================================================================
CMA California Municipal Money Fund,
1.24% (m)(n)                                            9,292,676     9,292,676
--------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $9,292,676)
-- 2.5%                                                               9,292,676
================================================================================
Total Investments (Cost -- $363,017,739*) -- 100.2%                 369,646,527
Other Assets Less Liabilities -- 2.8%                                10,308,011
Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (3.0%)                         (11,150,878)
                                                                   -------------
Net Assets -- 100.0%                                               $368,803,660
                                                                   =============

See Notes to Financial Statements.


10    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................   $  352,044,085
                                                                 ==============
      Gross unrealized appreciation ..........................   $    9,572,967
      Gross unrealized depreciation ..........................       (3,105,525)
                                                                 --------------
      Net unrealized appreciation ............................   $    6,467,442
                                                                 ==============

(a)   AMBAC Insured.

(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)   Assured Guaranty Insured.

(d)   FSA Insured.

(e)   MBIA Insured.

(f) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(g)   Security is collateralized by municipal or U.S. Treasury obligations.

(h)   When-issued security.

(i)   FGIC Insured.

(j)   FHLMC Collateralized.

(k)   FNMA/GNMA Collateralized.

(l) Securities represent bonds transferred to a tender option bond trust, in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                        Net                           Interest/
                                     Purchase      Sale     Realized   Dividend
      Affiliate                        Cost        Cost       Gain      Income
      --------------------------------------------------------------------------
      Anaheim, California, Public
         Financing Authority,
         Tax Allocation Revenue
         Refunding Bonds, RITES,
         8.87%, 12/28/2018                  --  $4,107,079  $39,521    $123,668
      BlackRock California
         Insured Municipal
         2008 Term Trust, Inc.              --          --       --    $ 32,366
      CMA California Municipal
         Money Fund                 $5,984,218          --       --    $114,959
      --------------------------------------------------------------------------

(n)   Represents the current yield as of report date.

See Notes to Financial Statements.


           BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND   MAY 31, 2008    11

================================================================================

Statement of Assets and Liabilities

May 31, 2008

--------------------------------------------------------------------------------------------------------
   Assets
--------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $352,569,226) ............................   $ 359,316,761
Investments at value -- affiliated (cost -- $10,448,513) ...............................      10,329,766
Investments sold receivable ............................................................       6,200,472
Interest receivable ....................................................................       5,169,390
Capital shares sold receivable .........................................................         474,838
Prepaid expenses .......................................................................          21,413
Dividends from affiliates receivable ...................................................           3,596
Other assets ...........................................................................          49,665
                                                                                           -------------
Total assets ...........................................................................     381,565,901
                                                                                           -------------

--------------------------------------------------------------------------------------------------------
   Accrued Liabilities
--------------------------------------------------------------------------------------------------------
Bank overdraft .........................................................................           2,254
Income dividends payable ...............................................................       1,047,465
Investment advisory fees payable .......................................................         173,424
Capital shares redeemed payable ........................................................         159,272
Other accrued expenses payable .........................................................         140,125
Distribution fees payable ..............................................................          67,451
Other affiliates payable ...............................................................          18,174
Interest expense and fees payable ......................................................          15,878
Officer's and Trustees' fees payable ...................................................           3,198
                                                                                           -------------
Total accrued liabilities ..............................................................       1,627,241
                                                                                           -------------

--------------------------------------------------------------------------------------------------------
   Other Liabilities
--------------------------------------------------------------------------------------------------------
Trust certificates(1) ..................................................................      11,135,000
                                                                                           -------------
Total Liabilities ......................................................................      12,762,241
                                                                                           -------------

--------------------------------------------------------------------------------------------------------
   Net Assets
--------------------------------------------------------------------------------------------------------
Net assets .............................................................................   $ 368,803,660
                                                                                           =============

--------------------------------------------------------------------------------------------------------
   Net Assets Consist of
--------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value ..................................................   $     399,071
Investor A Shares, $0.10 par value .....................................................         181,082
Investor A1 Shares, $0.10 par value ....................................................       1,964,770
Investor B Shares, $0.10 par value .....................................................         334,353
Investor C Shares, $0.10 par value .....................................................          83,993
Investor C1 Shares, $0.10 par value ....................................................         323,282
Paid-in capital in excess of par .......................................................     359,091,615
Undistributed net investment income ....................................................         378,557
Accumulated net realized loss ..........................................................        (581,851)
Net unrealized appreciation/depreciation ...............................................       6,628,788
                                                                                           -------------
Net assets .............................................................................   $ 368,803,660
                                                                                           =============

(1) Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.


12    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

--------------------------------------------------------------------------------

Statement of Assets and Liabilities (concluded)

May 31, 2008

--------------------------------------------------------------------------------------------------------
   Net Asset Value
--------------------------------------------------------------------------------------------------------
Institutional -- based on net assets of $44,781,772 and 3,990,707 shares outstanding ...   $       11.22
                                                                                           =============
Investor A -- based on net assets of $20,305,964 and 1,810,817 shares outstanding ......   $       11.21
                                                                                           =============
Investor A1 -- based on net assets of $220,470,237 and 19,647,704 shares outstanding ...   $       11.22
                                                                                           =============
Investor B -- based on net assets of $37,540,267 and 3,343,531 shares outstanding ......   $       11.23
                                                                                           =============
Investor C -- based on net assets of $9,425,336 and 839,931 shares outstanding .........   $       11.22
                                                                                           =============
Investor C1 -- based on net assets of $36,280,084 and 3,232,819 shares outstanding .....   $       11.22
                                                                                           =============

(1) Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    13

================================================================================

Statements of Operations

                                                                                                          Period
                                                                                                       Sept. 1, 2007    Year Ended
                                                                                                         to May 31,     August 31,
Increase (Decrease) in Net Assets:                                                                         2008            2007
------------------------------------------------------------------------------------------------------------------------------------
   Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest (including $123,668 from affiliates) ......................................................   $  14,230,138   $ 20,327,328
Dividends from affiliates ..........................................................................         147,325        215,223
                                                                                                       -----------------------------
Total income .......................................................................................      14,377,463     20,542,551
                                                                                                       -----------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment advisory ................................................................................       1,551,208      2,243,180
Service -- Investor A ..............................................................................          29,663         14,028
Service -- Investor A1 .............................................................................         170,331        253,675
Service and distribution -- Investor B .............................................................         157,262        293,572
Service and distribution -- Investor C .............................................................          58,140         26,231
Service and distribution -- Investor C1 ............................................................         168,339        260,024
Accounting services ................................................................................         122,672        167,715
Transfer agent -- Institutional ....................................................................          20,005         20,102
Transfer agent -- Investor A .......................................................................           7,090          2,400
Transfer agent -- Investor A1 ......................................................................          62,737         84,841
Transfer agent -- Investor B .......................................................................          17,007         24,643
Transfer agent -- Investor C .......................................................................           2,172          1,300
Transfer agent -- Investor C1 ......................................................................          10,806         15,225
Registration .......................................................................................          62,250         54,166
Printing ...........................................................................................          59,763         72,099
Professional .......................................................................................          50,292         79,885
Custodian ..........................................................................................          29,533         31,361
Officer and Trustees ...............................................................................          21,087         21,859
Miscellaneous ......................................................................................          40,162         54,869
                                                                                                       -----------------------------
Total expenses excluding interest expense and fees .................................................       2,640,519      3,721,175
Interest expense and fees(1) .......................................................................         361,741        896,912
                                                                                                       -----------------------------
Total expenses .....................................................................................       3,002,260      4,618,087
Less fees waived by advisor ........................................................................         (15,953)       (22,433)
                                                                                                       -----------------------------
Total expenses after waiver ........................................................................       2,986,307      4,595,654
                                                                                                       -----------------------------
Net investment income ..............................................................................      11,391,156     15,946,897
                                                                                                       -----------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments (including $39,521 from affiliates) .................................................       1,426,442       (409,378)
   Financial futures contracts .....................................................................              --        111,671
                                                                                                       -----------------------------
                                                                                                           1,426,442       (297,707)
Net change in unrealized appreciation/depreciation on investments ..................................      (2,731,083)    (8,253,468)
                                                                                                       -----------------------------
Total realized and unrealized loss .................................................................      (1,304,641)    (8,551,175)
                                                                                                       -----------------------------
Net Increase in Net Assets Resulting from Operations ...............................................   $  10,086,515   $  7,395,722
                                                                                                       =============================

(1)   Related to tender option bond trusts.

See Notes to Financial Statements.


14    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

Statements of Changes in Net Assets

                                                                                            Period
                                                                                        Sept. 1, 2007      Year Ended August 31,
                                                                                          to May 31,   -----------------------------
Increase (Decrease) in Net Assets:                                                          2008           2007            2006
------------------------------------------------------------------------------------------------------------------------------------
   Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ................................................................  $  11,391,156  $  15,946,897  $  17,991,461
Net realized gain (loss) .............................................................      1,426,442       (297,707)     4,983,714
Net change in unrealized appreciation/depreciation ...................................     (2,731,083)    (8,253,468)   (11,799,018)
                                                                                        --------------------------------------------
Net increase in net assets resulting from operations .................................     10,086,515      7,395,722     11,176,157
                                                                                        --------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Dividends and Distributions to Shareholders From
------------------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional .....................................................................     (1,422,079)    (1,846,625)    (1,703,239)
   Investor A ........................................................................       (469,076)      (223,449)            --
   Investor A1 .......................................................................     (7,034,288)   (10,505,085)   (11,284,726)
   Investor B ........................................................................     (1,169,691)    (2,190,747)    (3,276,574)
   Investor C ........................................................................       (185,828)       (84,571)            --
   Investor C1 .......................................................................     (1,017,011)    (1,575,835)    (1,720,848)
Net realized gain:
   Institutional .....................................................................             --        (13,753)            --
   Investor A ........................................................................             --           (694)            --
   Investor A1 .......................................................................             --        (84,096)            --
   Investor B ........................................................................             --        (20,293)            --
   Investor C ........................................................................             --           (381)            --
   Investor C1 .......................................................................             --        (14,460)            --
                                                                                        --------------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ....    (11,297,973)   (16,559,989)   (17,985,387)
                                                                                        --------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Beneficial Interest Transactions
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from beneficial interest transactions .............    (20,688,174)   (15,798,990)   (20,461,128)
                                                                                        --------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets .........................................................    (21,899,632)   (24,963,257)   (27,270,358)
Beginning of period ..................................................................    390,703,292    415,666,549    442,936,907
                                                                                        ============================================
End of period ........................................................................  $ 368,803,660  $ 390,703,292  $ 415,666,549
                                                                                        ============================================
End of period undistributed net investment income ....................................  $     378,557  $     285,374  $     764,789
                                                                                        ============================================

See Notes to Financial Statements.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    15

================================================================================

Financial Highlights

                                                                    Institutional                                Investor A
                                             -----------------------------------------------------------  --------------------------
                                              Period                                                       Period        Period
                                             Sept. 1,                                                     Sept. 1,     October 2,
                                              2007 to                  Year Ended August 31,               2007 to     2006(1) to
                                              May 31,     ----------------------------------------------   May 31,      Aug. 31,
                                               2008         2007       2006     2005     2004     2003      2008          2007
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $  11.26     $ 11.52    $ 11.70  $ 11.72  $ 11.54  $ 11.81   $  11.25     $  11.55
                                             -----------------------------------------------------------  -------------------------
Net investment income(2) .................       0.36        0.48       0.51     0.54     0.56     0.57       0.33         0.37
Net realized and unrealized gain (loss) ..      (0.05)      (0.25)     (0.18)   (0.02)    0.17    (0.27)     (0.04)       (0.25)
                                             -----------------------------------------------------------  -------------------------
Net increase from investment operations ..       0.31        0.23       0.33     0.52     0.73     0.30       0.29         0.12
                                             -----------------------------------------------------------  -------------------------
Dividends and distributions from:
   Net investment income .................      (0.35)      (0.49)     (0.51)   (0.54)   (0.55)   (0.57)     (0.33)       (0.42)
   Net realized gain .....................         --          --(3)      --       --       --       --         --           --(3)
                                             -----------------------------------------------------------  -------------------------
Total dividends and distributions ........      (0.35)      (0.49)     (0.51)   (0.54)   (0.55)   (0.57)     (0.33)       (0.42)
                                             -----------------------------------------------------------  -------------------------
Net asset value, end of period ...........   $  11.22     $ 11.26    $ 11.52  $ 11.70  $ 11.72  $ 11.54   $  11.21     $  11.25
                                             ===========================================================  =========================

-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return(4)
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .................       2.84%(5)    1.99%      2.93%    4.50%    6.48%    2.54%      2.65%(5)     1.05%(5)
                                             ===========================================================  =========================

------------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and
   excluding interest expense and
   fees(6) ...............................       0.74%(7)    0.71%      0.68%    0.68%    0.68%    0.68%      0.99%(7)     0.96%(7)
                                             ===========================================================  =========================
Total expenses after waiver ..............       0.87%(7)    0.93%      0.91%    0.78%    0.73%    0.79%      1.12%(7)     1.18%(7)
                                             ===========================================================  =========================
Total expenses ...........................       0.87%(7)    0.93%      0.92%    0.79%    0.73%    0.79%      1.13%(7)     1.19%(7)
                                             ===========================================================  =========================
Net investment income ....................       4.22%(7)    4.11%      4.45%    4.60%    4.76%    4.84%      3.95%(7)     3.89%(7)
                                             ===========================================================  =========================

------------------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..........   $ 44,782     $46,481    $42,053  $36,105  $36,132  $39,841   $ 20,306     $ 12,452
                                             ===========================================================  =========================
Portfolio turnover .......................         31%         43%        30%      27%      22%      26%        31%          43%
                                             ===========================================================  =========================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $(0.01) per share.

(4)   Total investment returns exclude the effects of any sales charges.

(5)   Aggregate total investment return.

(6) Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(7)   Annualized.

See Notes to Financial Statements.


16    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

                                                                                           Investor A1
                                                              ---------------------------------------------------------------------
                                                               Period
                                                              Sept. 1,
                                                               2007 to                       Year Ended August 31,
                                                               May 31,      -------------------------------------------------------
                                                                2008          2007         2006       2005       2004       2003
-----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................   $  11.26      $  11.52     $  11.70   $  11.72   $  11.54   $  11.82
                                                              ---------------------------------------------------------------------
Net investment income(1) ..................................       0.35          0.47         0.50       0.53       0.55       0.56
Net realized and unrealized gain (loss) ...................      (0.05)        (0.25)       (0.18)     (0.03)      0.17      (0.28)
                                                              ---------------------------------------------------------------------
Net increase from investment operations ...................       0.30          0.22         0.32       0.50       0.72       0.28
                                                              ---------------------------------------------------------------------
Dividends and distributions from:
   Net investment income ..................................      (0.34)        (0.48)       (0.50)     (0.52)     (0.54)     (0.56)
   Net realized gain ......................................         --            --(2)        --         --         --         --
                                                              ---------------------------------------------------------------------
Total dividends and distributions .........................      (0.34)        (0.48)       (0.50)     (0.52)     (0.54)     (0.56)
                                                              ---------------------------------------------------------------------
Net asset value, end of period ............................   $  11.22      $  11.26     $  11.52   $  11.70   $  11.72 $    11.54
                                                              =====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return(3)
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..................................       2.78%(4)      1.90%        2.83%      4.40%      6.37%      2.35%
                                                              =====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest
   expense and fees(5) ....................................       0.82%(6)      0.80%        0.78%      0.78%      0.78%      0.78%
                                                              =====================================================================
Total expenses after waiver ...............................       0.94%(6)      1.02%        1.01%      0.88%      0.83%      0.89%
                                                              =====================================================================
Total expenses ............................................       0.95%(6)      1.02%        1.02%      0.89%      0.83%      0.89%
                                                              =====================================================================
Net investment income .....................................       4.14%(6)      4.02%        4.35%      4.50%      4.66%      4.74%
                                                              =====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...........................   $220,470      $239,346     $258,492   $264,482   $258,411   $247,184
                                                              =====================================================================
Portfolio turnover ........................................         31%           43%          30%        27%        22%        26%
                                                              =====================================================================

(1)   Based on average shares outstanding.

(2)   Amount is less than $(0.01) per share.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5) Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(6)   Annualized.

See Notes to Financial Statements.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    17

================================================================================

                                                                                            Investor B
                                                              ---------------------------------------------------------------------
                                                               Period
                                                              Sept. 1,
                                                               2007 to                       Year Ended August 31,
                                                               May 31,      -------------------------------------------------------
                                                                2008          2007         2006       2005       2004       2003
-----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................   $  11.26      $  11.53     $  11.70   $  11.72   $  11.54   $  11.82
                                                              ---------------------------------------------------------------------
Net investment income(1) ..................................       0.31          0.42         0.46       0.48       0.50       0.51
Net realized and unrealized gain (loss) ...................      (0.03)        (0.26)       (0.17)     (0.02)      0.18      (0.28)
                                                              ---------------------------------------------------------------------
Net increase from investment operations ...................       0.28          0.16         0.29       0.46       0.68       0.23
                                                              ---------------------------------------------------------------------
Dividends and distributions from:
   Net investment income ..................................      (0.31)        (0.43)       (0.46)     (0.48)     (0.50)     (0.51)
   Net realized gain ......................................         --            --(2)        --         --         --         --
                                                              ---------------------------------------------------------------------
Total dividends and distributions .........................      (0.31)        (0.43)       (0.46)     (0.48)     (0.50)     (0.51)
                                                              ---------------------------------------------------------------------
Net asset value, end of period ............................   $  11.23      $  11.26     $  11.53   $  11.70   $  11.72   $  11.54
                                                              =====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return(3)
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..................................       2.55%(4)      1.39%        2.50%      3.98%      5.94%      1.93%
                                                              =====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest
   expense and fees(5) ....................................       1.23%(6)      1.21%        1.18%      1.19%      1.18%      1.19%
                                                              =====================================================================
Total expenses after waiver ...............................       1.36%(6)      1.43%        1.42%      1.29%      1.24%      1.29%
                                                              =====================================================================
Total expenses ............................................       1.36%(6)      1.43%        1.42%      1.29%      1.24%      1.30%
                                                              =====================================================================
Net investment income .....................................       3.73%(6)      3.61%        3.95%      4.10%      4.25%      4.34%
                                                              =====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...........................   $ 37,540      $ 47,753     $ 69,647   $ 96,650   $118,304   $151,276
                                                              =====================================================================
Portfolio turnover ........................................         31%           43%          30%        27%        22%        26%
                                                              =====================================================================

(1)   Based on average shares outstanding.

(2)   Amount is less than $(0.01) per share.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5) Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(6)   Annualized.

See Notes to Financial Statements.


18    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

Financial Highlights (concluded)

                                              Investor C                                      Investor C1
                                       ----------------------------  --------------------------------------------------------------
                                        Period         Period         Period
                                       Sept. 1,      October 2,      Sept. 1,
                                       2007 to       2006(1) to       2007 to                       Year Ended August 31,
                                        May 31,       Aug. 31,        May 31,      ------------------------------------------------
                                         2008           2007           2008         2007        2006      2005     2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period ...........................  $  11.26      $    11.55      $  11.26      $ 11.52     $  11.70  $ 11.72  $ 11.54  $ 11.82
                                       ----------------------------  --------------------------------------------------------------
Net investment income(2) ............      0.27            0.30          0.31         0.41         0.44     0.47     0.49     0.50
Net realized and unrealized gain
   (loss) ...........................     (0.04)          (0.25)        (0.05)       (0.25)       (0.18)   (0.02)    0.17    (0.28)
                                       ----------------------------  --------------------------------------------------------------
Net increase from investment
   operations .......................      0.23            0.05          0.26         0.16         0.26     0.45     0.66     0.22
                                       ----------------------------  --------------------------------------------------------------
Dividends and distributions from:
   Net investment income ............     (0.27)          (0.34)        (0.30)       (0.42)       (0.44)   (0.47)   (0.48)   (0.50)
   Net realized gain ................        --              --(3)         --           --(3)        --       --       --       --
                                       ----------------------------  --------------------------------------------------------------
Total dividends and distributions ...     (0.27)          (0.34)        (0.30)       (0.42)       (0.44)   (0.47)   (0.48)   (0.50)
                                       ----------------------------  --------------------------------------------------------------
Net asset value, end of period ......  $  11.22      $    11.26      $  11.22      $ 11.26     $  11.52  $ 11.70  $ 11.72  $ 11.54
                                       ============================  ==============================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return(4)
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............      2.08%(5)        0.44%(5)      2.39%(5)     1.39%        2.31%    3.88%    5.84%    1.83%
                                       ============================  ==============================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and
   excluding interest expense and
   fees(6) ..........................      1.72%(7)        1.72%(7)      1.31%(7)     1.30%        1.28%    1.29%    1.28%    1.29%
                                       ============================  ==============================================================
Total expenses after waiver .........      1.85%(7)        1.94%(7)      1.44%(7)     1.52%        1.52%    1.39%    1.34%    1.39%
                                       ============================  ==============================================================
Total expenses ......................      1.86%(7)        1.95%(7)      1.45%(7)     1.52%        1.52%    1.39%    1.34%    1.40%
                                       ============================  ==============================================================
Net investment income ...............      3.22%(7)        3.13%(7)      3.64%(7)     3.52%        3.85%    4.00%    4.15%    4.24%
                                       ============================  ==============================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....  $  9,425      $    5,448      $ 36,280      $39,223     $ 45,474  $45,700  $46,900  $50,197
                                       ============================  ==============================================================
Portfolio turnover ..................        31%             43%           31%          43%          30%      27%      22%      26%
                                       ============================  ==============================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $(0.01) per share.

(4)   Total investment returns exclude the effects of sales charges.

(5)   Aggregate total investment return.

(6) Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(7)   Annualized.

See Notes to Financial Statements.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    19

================================================================================

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock California Insured Municipal Bond Fund (the "Fund") of BlackRock California Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund recently changed its fiscal year end to May 31. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A1 distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Commitments and When-Issued Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Fund will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Fund leverages its assets through the use of tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Fund has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates ("TOB Residuals"), which are generally issued to the participating funds that made the transfer. The TOB residuals held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates,


20    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================
less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal securities. The Fund's transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Fund's Schedule of Investments and the proceeds from the transaction are reported as a liability of the Fund.

Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of May 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs was $18,524,417, the related liability for trust certificates was $11,135,000, and the range of interest rates was 1.620% - 2.313%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investment in TOBs likely will adversely affect the Fund's net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Fund segregate assets in connection with certain investments (e.g., when-issued securities), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended August 31, 2005 through August 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    21

================================================================================
and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

For the period September 1, 2007 to May 31, 2008, the Fund reimbursed the Advisor $4,980 for certain accounting services, which is included in accounting services in the Statements of Operations.

The Advisor has voluntarily agreed to waive its advisory fee by the amount of advisory fees the Fund pays to the Advisor indirectly through its investment in affiliated money market funds. For the period September 1, 2007 to May 31, 2008, the Advisor waived $15,953, which is included in fees waived by advisor on the Statements of Operations.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                         Service   Distribution
                                                           Fee         Fee
--------------------------------------------------------------------------------
Investor A ..........................................     0.25%          --
Investor A1 .........................................     0.10%          --
Investor B ..........................................     0.25%        0.25%
Investor C ..........................................     0.25%        0.75%
Investor C1 .........................................     0.25%        0.35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders.

For the period September 1, 2007 to May 31, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $110,884. For the period September 1, 2007 to May 31, 2008, affiliates received contingent deferred sales charges of $10,471 and $2,818 relating to transactions in Investor B and Investor C Shares, respectively. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period September 1, 2007 to May 31, 2008, the Fund paid $76,122 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.


22    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period September 1, 2007 to May 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                                               Call Center Fees
--------------------------------------------------------------------------------
Institutional ..............................................       $   400
Investor A .................................................       $   251
Investor A1.................................................       $ 4,341
Investor B .................................................       $   765
Investor C .................................................       $   116
Investor C1 ................................................       $   520
--------------------------------------------------------------------------------

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period September 1, 2007 to May 31, 2008 were $121,733,203 and $163,054,067, respectively.

4. Beneficial Interest Transactions:

There are an unlimited number of shares authorized for all classes. Transactions in shares of beneficial interest for each class were as follows:

                                                       Period September 1, 2007                                   Year Ended
                                                           to May 31, 2008                                      August 31, 2007
                                                      --------------------------                           -------------------------
                                                        Shares        Amount                                 Shares       Amount
------------------------------------------------------------------------------------------------------------------------------------
Institutional
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................    1,019,604   $ 11,436,511                              998,306   $ 11,419,664
Shares issued to shareholders in reinvestment of
   dividends and distributions ....................       66,577        746,718                               84,015        964,317
                                                      --------------------------                           -------------------------
Total issued ......................................    1,086,181     12,183,229                            1,082,321     12,383,981
Shares redeemed ...................................   (1,224,090)   (13,749,338)                            (603,972)    (6,934,638)
                                                      --------------------------                           -------------------------
Net increase (decrease) ...........................     (137,909)  $ (1,566,109)                             478,349   $  5,449,343
                                                      ==========================                           =========================

                                                                                                                  Year Ended
                                                                                                                August 31, 2006
                                                                                                           -------------------------
                                                                                                             Shares       Amount
------------------------------------------------------------------------------------------------------------------------------------
Class I*
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................................................................     990,715   $ 11,381,126
Shares issued to shareholders in reinvestment of dividends .............................................      75,044        863,077
                                                                                                           -------------------------
Total issued ...........................................................................................   1,065,759     12,244,203
Shares redeemed ........................................................................................    (501,223)    (5,766,334)
                                                                                                           -------------------------
Net increase ...........................................................................................     564,536   $  6,477,869
                                                                                                           =========================

* Effective October 2, 2006, Class I Shares were redesignated Institutional Shares.

                                                       Period September 1, 2007                             Period October 2, 2006+
                                                           to May 31, 2008                                    to August 31, 2007
                                                      --------------------------                           -------------------------
                                                        Shares        Amount                                 Shares       Amount
------------------------------------------------------------------------------------------------------------------------------------
Investor A
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................   1,022,253    $ 11,533,525                            1,216,192   $ 13,949,168
Shares issued to shareholders in reinvestment of
   dividends and distributions ....................      25,706         287,800                               12,356        140,773
                                                      --------------------------                           -------------------------
Total issued ......................................   1,047,959      11,821,325                            1,228,548     14,089,941
Shares redeemed ...................................    (343,870)     (3,884,326)                            (121,820)    (1,388,133)
                                                      --------------------------                           -------------------------
Net increase ......................................     704,089    $  7,936,999                            1,106,728   $ 12,701,808
                                                      ==========================                           =========================

+    Commencement of operations.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    23

================================================================================

                                                       Period September 1, 2007                                   Year Ended
                                                           to May 31, 2008                                      August 31, 2007
                                                      --------------------------                          --------------------------
                                                        Shares        Amount                                Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------
Investor A1
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................      583,521   $  6,581,626                            1,086,250   $ 12,439,838
Shares issued to shareholders in reinvestment of
   dividends and distributions and the automatic
   conversion of shares ...........................      287,322      3,223,660                              473,724      5,442,067
                                                      --------------------------                          --------------------------
Total issued ......................................      870,843      9,805,286                            1,559,974     17,881,905
Shares redeemed ...................................   (2,482,744)   (27,961,285)                          (2,737,542)   (31,403,844)
                                                      --------------------------                          --------------------------
Net decrease ......................................   (1,611,901)  $(18,155,999)                          (1,177,568)  $(13,521,939)
                                                      ==========================                          ==========================

                                                                                                                  Year Ended
                                                                                                               August 31, 2006
                                                                                                          --------------------------
                                                                                                            Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------
Class A*
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...........................................................................................    1,479,802   $ 17,017,821
Automatic conversion of shares ........................................................................    1,057,574     12,158,609
Shares issued to shareholders in reinvestment of dividends ............................................      456,697      5,254,757
                                                                                                          --------------------------
Total issued ..........................................................................................    2,994,073     34,431,187
Shares redeemed .......................................................................................   (3,160,727)   (36,358,719)
                                                                                                          --------------------------
Net decrease ..........................................................................................     (166,654)  $ (1,927,532)
                                                                                                          ==========================

*    Effective October 2, 2006, Class A Shares were redesignated Investor A1
     Shares.

                                                       Period September 1, 2007                                    Year Ended
                                                           to May 31, 2008                                       August 31, 2007
                                                      --------------------------                          --------------------------
                                                        Shares        Amount                                Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------
Investor B
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................     20,969     $    236,900                               46,014   $    530,825
Shares issued to shareholders in reinvestment of
   dividends and distributions ....................     42,229          474,231                               76,329        877,612
                                                      --------------------------                          --------------------------
Total issued ......................................     63,198          711,131                              122,343      1,408,437
Shares redeemed and the automatic conversion of
   shares .........................................   (958,835)     (10,815,680)                          (1,925,123)   (22,087,142)
                                                      --------------------------                          --------------------------
Net decrease ......................................   (895,637)    $(10,104,549)                          (1,802,780)  $(20,678,705)
                                                      ==========================                          ==========================

                                                                                                                  Year Ended
                                                                                                               August 31, 2006
                                                                                                          --------------------------
                                                                                                             Shares       Amount
------------------------------------------------------------------------------------------------------------------------------------
Class B*
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...........................................................................................      101,383   $  1,190,423
Shares issued to shareholders in reinvestment of dividends ............................................      110,858      1,276,508
                                                                                                          --------------------------
Total issued ..........................................................................................      212,241      2,466,931
                                                                                                          --------------------------
Shares redeemed .......................................................................................   (1,371,215)   (15,780,754)
Automatic conversion of shares ........................................................................   (1,057,090)   (12,158,609)
                                                                                                          --------------------------
Total redemptions .....................................................................................   (2,428,305)   (27,939,363)
                                                                                                          --------------------------
Net decrease ..........................................................................................   (2,216,064)  $(25,472,432)
                                                                                                          ==========================

*    Effective October 2, 2006, Class B Shares were redesignated Investor B
     Shares.


24    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

                                                                     Period September 1, 2007           Period October 2, 2006+
                                                                          to May 31, 2008                  to August 31, 2007
                                                                    ---------------------------        ---------------------------
                                                                      Shares        Amount               Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Investor C
----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................     436,606     $  4,939,226           502,743     $  5,775,905
Shares issued to shareholders in reinvestment of dividends
   and distributions ............................................      10,339          115,788             4,391           50,075
                                                                    ---------------------------        ---------------------------
Total issued ....................................................     446,945        5,055,014           507,134        5,825,980
Shares redeemed .................................................     (90,900)      (1,022,075)          (23,248)        (265,556)
                                                                    ---------------------------        ---------------------------
Net increase ....................................................     356,045     $  4,032,939           483,886     $  5,560,424
                                                                    ===========================        ===========================

+     Commencement of operations.

                                                                     Period September 1, 2007                  Year Ended
                                                                          to May 31, 2008                    August 31, 2007
                                                                    ---------------------------        --------------------------
                                                                      Shares        Amount               Shares        Amount
----------------------------------------------------------------------------------------------------------------------------------
Investor C1
----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................         110     $      1,188            53,190     $    613,301
Shares issued to shareholders in reinvestment of dividends
   and distributions ............................................      46,611          522,957            71,976          826,936
                                                                    ---------------------------        ---------------------------
Total issued ....................................................      46,721          524,145           125,166        1,440,237
Shares redeemed .................................................    (297,503)      (3,355,600)         (588,371)      (6,750,158)
                                                                    ---------------------------        ---------------------------
Net decrease ....................................................    (250,782)    $ (2,831,455)         (463,205)    $ (5,309,921)
                                                                    ===========================        ===========================

                                                                                                               Year Ended
                                                                                                             August 31, 2006
                                                                                                       ---------------------------
                                                                                                         Shares        Amount
----------------------------------------------------------------------------------------------------------------------------------
Class C*
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................................................     831,944     $  9,553,375
Shares issued to shareholders in reinvestment of dividends .........................................      75,587          870,003
                                                                                                       ---------------------------
Total issued .......................................................................................     907,531       10,423,378
Shares redeemed ....................................................................................    (866,124)      (9,962,411)
                                                                                                       ---------------------------
Net increase .......................................................................................      41,407     $    460,967
                                                                                                       ===========================

*     Effective October 2, 2006, Class C Shares were redesignated Investor C1
      Shares.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the period September 1, 2007 and May 31, 2008.

6. Income Tax Information:

The tax character of distributions paid during the period September 1, 2007 to May 31, 2008 and year ended August 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                      5/31/2008      8/31/2007
--------------------------------------------------------------------------------
Distributions paid from:
   Tax-exempt income ............................   $ 11,297,973   $ 16,426,312
   Ordinary income ..............................             --        133,677
                                                    ----------------------------
Total distributions .............................   $ 11,297,973   $ 16,559,989
                                                    ----------------------------


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    25

================================================================================

Notes to Financial Statements (concluded)

As of May 31, 2008, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed tax-exempt net income ...........................   $   525,870
Undistributed long-term net capital gains .....................            --
                                                                  -----------
Total undistributed net earnings ..............................       525,870
Capital loss carryforward .....................................      (467,038)*
Net unrealized gains ..........................................     6,366,662**
                                                                  -----------
Total net accumulated earnings ................................   $ 6,425,494
                                                                  ===========

 * On May 31, 2008, the Fund had a capital loss carryforward of $467,038, all of which expires in 2009. This amount will be available to offset future realized capital gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on straddles, the difference between book and tax amortization methods for premiums and discounts on fixed income securities and the difference between the book and tax treatment of residual interests in tender option bond trusts.

7. Concentration Risk:

The Fund's investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.

================================================================================

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock California Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust (the "Trust") as of May 31, 2008, and the related statements of operations for the period September 1, 2007 to May 31, 2008 and for the year ended August 31, 2007, the statements of changes in net assets for the period September 1, 2007 to May 31, 2008 and for each of the two years in the period ended August 31, 2007, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock California Insured Municipal Bond Fund of BlackRock Municipal Series Trust as of May 31, 2008, the results of its operations for the period September 1, 2007 to May 31, 2008 and for the year ended August 31, 2007, the changes in its net assets for the period September 1, 2007 to May 31, 2008 and for each of the two years in the period ended August 31, 2007, and the financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2008

--------------------------------------------------------------------------------
   Important Tax Information (Unaudited)
--------------------------------------------------------------------------------

All of the net investment income distributions paid by BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust during the taxable period ended May 31, 2008 qualify as tax-exempt interest dividends for federal income tax purposes.


26    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

Officers and Trustees

                                                                                              Number of
                                                                                              BlackRock-
                     Position(s)    Length of Time                                            Advised Funds
Name, Address        Held with      Served as a     Principal Occupation(s)                   and Portfolios
and Year of Birth    Fund           Trustee(2)      During Past Five Years                    Overseen        Public Directorships
------------------------------------------------------------------------------------------------------------------------------------
   Non-Interested Trustees(1)
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha    Trustee        Since 1995      Director, The China Business Group, Inc.  37 Funds        None
40 East 52nd Street                                 (consulting firm) since 1996 and          104 Portfolios
New York, NY 10022                                  formerly Executive Vice President
1944                                                thereof from 1996 to 2003; Chairman of
                                                    the Board, Berkshire Holding Corporation
                                                    since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond        Trustee        Since 2007      Formerly Trustee and Member of the        37 Funds        None
40 East 52nd Street                                 Governance Committee, State Street        104 Portfolios
New York, NY 10022                                  Research Mutual Funds from 1997 to 2005;
1946                                                Formerly Board Member of Governance,
                                                    Audit and Finance Committee, Avaya Inc.
                                                    (computer equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton     Trustee        Since 2007      Managing General Partner, The Burton      37 Funds        Knology, Inc.
40 East 52nd Street                                 Partnership, LP (an investment            104 Portfolios  (telecommunications);
New York, NY 10022                                  partnership) since 1979; Managing                         Capital
1944                                                General Partner, The South Atlantic                       Southwest (financial)
                                                    Venture Funds since 1983; Member of the
                                                    Investment Advisory Council of the
                                                    Florida State Board of Administration
                                                    from 2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable            Trustee        Since 2007      Partner and Head of International         37 Funds        UPS Corporation
Stuart E. Eizenstat                                 Practice, Covington and Burling (law      104 Portfolios  (delivery service)
40 East 52nd Street                                 firm) since 2001; International Advisory
New York, NY 10022                                  Board Member, The Coca Cola Company
1943                                                since 2002; Advisory Board Member BT
                                                    Americas (telecommunications) since
                                                    2004; Member of the Board of Directors,
                                                    Chicago Climate Exchange (environmental)
                                                    since 2006; Member of the International
                                                    Advisory Board GML (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot     Trustee        Since 2005      Professor, Harvard University since       37 Funds        None
40 East 52nd Street                                 1992.                                     104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez  Chairman of    Since 2007      Formerly Director, Vice Chairman and      37 Funds        ACE Limited (insurance
40 East 52nd Street  the Board,                     Chief Financial Officer of USX            104 Portfolios  company);
New York, NY 10022   Trustee and                    Corporation (energy and steel business)                   Eastman Chemical
1944                 Member of                      from 1991 to 2001.                                        Company (chemical);
                     the Audit                                                                                RTI International
                     Committee                                                                                Metals, Inc. (metals);
                                                                                                              TYCO Electronics
                                                                                                              (electronics)
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien      Trustee        Since 2007      Trustee, Woods Hole Oceanographic         37 Funds        Cabot Corporation
40 East 52nd Street                                 Institute since 2003; Formerly Director,  104 Portfolios  (chemicals); LKQ
New York, NY 10022                                  Allmerica Financial Corporation from                      Corporation (auto
1943                                                1995 to 2003; Formerly Director, ABIOMED                  parts manufacturing);
                                                    from 1989 to 2006; Formerly Director,                     TJX Companies,
                                                    Ameresco, Inc. (energy solutions                          Inc. (retailer)
                                                    company) from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    27

================================================================================

                                                                                              Number of
                                                                                              BlackRock-
                     Position(s)    Length of Time                                            Advised Funds
Name, Address        Held with      Served as a     Principal Occupation(s)                   and Portfolios
and Year of Birth    Fund           Trustee(2)      During Past Five Years                    Overseen        Public Directorships
------------------------------------------------------------------------------------------------------------------------------------
   Non-Interested Trustees(1) (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo  Trustee        Since 2000      Shareholder, Modrall, Sperling, Roehl,    37 Funds        None
40 East 52nd Street                                 Harris & Sisk, P.A. (law firm) since      104 Portfolios
New York, NY 10022                                  1993; Chairman of the Board, Cooper's
1942                                                Inc. (retail) since 2000; Director of
                                                    ECMC Group (service provider to
                                                    students, schools and lenders) since
                                                    2001; President Elect, The American Law
                                                    Institute (non-profit), 2007; Formerly
                                                    President, American Bar Association from
                                                    1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid      Trustee        Since 2007      Self-employed consultant since 2001;      37 Funds        None
40 East 52nd Street                                 Director and Secretary, SCB, Inc.         104 Portfolios
New York, NY 10022                                  (holding company) since 1998; Director
1945                                                and Secretary, SCB Partners, Inc.
                                                    (holding company) since 2000; Formerly
                                                    Director, Covenant House (non-profit)
                                                    from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh       Trustee        Since 2007      Director, National Museum of Wildlife     37 Funds        None
40 East 52nd Street                                 Art since 2007; Director, Ruckleshaus     104 Portfolios
New York, NY 10022                                  Institute and Haub School of Natural
1941                                                Resources at the University of Wyoming
                                                    since 2006; Director, The American
                                                    Museum of Fly Fishing since 1997;
                                                    Formerly Consultant with Putnam
                                                    Investments from 1993 to 2003; Formerly
                                                    Director, The National Audubon Society
                                                    from 1998 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss        Chairman of    Since 2007      Managing Director, FGW Associates         37 Funds        Watson
40 East 52nd Street  the Audit                      (consulting and investment company)       104 Portfolios  Pharmaceutical Inc.
New York, NY 10022   Committee and                  since 1997; Director, Michael J. Fox
1941                 Trustee                        Foundation for Parkinson's Research
                                                    since 2000; Formerly Director of BTG
                                                    International Plc (a global technology
                                                    commercialization company) from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West      Trustee and    Since 2007      Dean Emeritus, New York University's      37 Funds        Bowne & Co., Inc.
40 East 52nd Street  Member of                      Leonard N. Stern School of Business       104 Portfolios  (financial printers);
New York, NY 10022   the Audit                      Administration since 1995.                                Vornado Realty Trust
1938                 Committee                                                                                (real estate company);
                                                                                                              Alexander's
                                                                                                              Inc. (real estate
                                                                                                              company)

--------------------------------------------------------------------------------
(1) Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

(2) Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund's board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.


28    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

                                                                                              Number of
                                                                                              BlackRock-
                     Position(s)    Length of Time                                            Advised Funds
Name, Address        Held with      Served as a     Principal Occupation(s)                   and Portfolios
and Year of Birth    Fund           Trustee         During Past Five Years                    Overseen        Public Directorships
------------------------------------------------------------------------------------------------------------------------------------
   Interested Trustees(1)
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis     Fund           Since 2007      Managing Director, BlackRock, Inc. since  185 Funds       None
40 East 52nd Street  President and                  2005; Formerly Chief Executive Officer,   295 Portfolios
New York, NY 10022   Trustee                        State Street Research & Management
1945                                                Company from 2000 to 2005; Formerly
                                                    Chairman of the Board of Trustees, State
                                                    Street Research Mutual Funds from 2000
                                                    to 2005; Formerly Chairman, SSR Realty
                                                    from 2000 to 2004.
-----------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink     Trustee        Since 2007      Chairman and Chief Executive Officer of   37 Funds        None
40 East 52nd Street                                 BlackRock, Inc. since its formation in    104 Portfolios
New York, NY 10022                                  1998 and of BlackRock, Inc.'s
1952                                                predecessor entities since 1988 and
                                                    Chairman of the Executive and Management
                                                    Committees; Formerly Managing Director,
                                                    The First Boston Corporation, Member of
                                                    its Management Committee, Co-head of
                                                    its Taxable Fixed Income Division and
                                                    Head of its Mortgage and Real Estate
                                                    Products Group; Chairman of the Board of
                                                    several of BlackRock's alternative
                                                    investment vehicles; Director of several
                                                    of BlackRock's offshore funds; Member of
                                                    the Board of Trustees of New York
                                                    University, Chair of the Financial
                                                    Affairs Committee and a member of the
                                                    Executive Committee, the Ad Hoc
                                                    Committee on Board Governance, and the
                                                    Committee on Trustees; Co-Chairman of
                                                    the NYU Hospitals Center Board of
                                                    Trustees, Chairman of the Development/
                                                    Trustee Stewardship Committee and
                                                    Chairman of the Finance Committee;
                                                    Trustee, The Boys' Club of New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay         Trustee        Since 2007      Consultant, BlackRock, Inc. since 2007;   184 Funds       None
40 East 52nd Street                                 Formerly Managing Director, BlackRock,    294 Portfolios
New York, NY 10022                                  Inc. from 1989 to 2007; Formerly Chief
1947                                                Administrative Officer, BlackRock
                                                    Advisors, LLC from 1998 to 2007;
                                                    Formerly President of BlackRock Funds
                                                    and BlackRock Bond Allocation Target
                                                    Shares from 2005 to 2007 and Treasurer
                                                    of certain closed-end Funds in the
                                                    BlackRock fund complex from 1989 to
                                                    2006.

--------------------------------------------------------------------------------
(1) Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    29

================================================================================

Officers and Trustees (concluded)

                       Position(s)
Name, Address          Held with the      Length of
and Year of Birth      Fund               Time Served    Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
   Fund Officers(1)
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke        Chief Executive    Since 2007     Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director
40 East 52nd Street    Officer                           of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset
New York, NY 10022                                       Management, L.P. ("FAM") in 2006; First Vice President thereof from 1997 to
1960                                                     2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from
                                                         1990 to 1997.

------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley       Vice               Since 2007     Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street    President                         BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund
New York, NY 10022                                       Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and
1962                                                     from 1988 to 2000, most recently as First Vice President and Operating
                                                         Officer of the Mergers and Acquisitions Group.

------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews        Chief              Since 2007     Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street    Financial                         President and Line of Business Head of Fund Accounting and Administration
New York, NY 10022     Officer                           at PFPC Inc. from 1992 to 2006.
1966

------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife            Treasurer          Since 2007     Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                                      Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to
New York, NY 10022                                       2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970

------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan      Chief              Since 2007     Chief Compliance Officer of the BlackRock-advised Funds since 2007;
40 East 52nd Street    Compliance                        Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007;
New York, NY 10022     Officer of                        Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
1959                   the Fund                          Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly
                                                         Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff         Secretary          Since 2007     Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                      BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman
New York, NY 10022                                       Sachs Asset Management, L.P. from 1993 to 2006.
1965

--------------------------------------------------------------------------------
(1)   Officers of the Fund serve at the pleasure of the Board of Trustees.

--------------------------------------------------------------------------------
Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

--------------------------------------------------------------------------------
Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019


30    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

Additional Information

--------------------------------------------------------------------------------
   BlackRock Privacy Principles
--------------------------------------------------------------------------------

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

--------------------------------------------------------------------------------
   Availability of Additional Information
--------------------------------------------------------------------------------

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery

2)    Click on the applicable link and follow the steps to sign up

3)    Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    31

================================================================================

--------------------------------------------------------------------------------
   Availability of Additional Information (concluded)
--------------------------------------------------------------------------------

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.


32    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

================================================================================

Additional Information (concluded)

--------------------------------------------------------------------------------
   Shareholder Privileges
--------------------------------------------------------------------------------

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


         BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008    33

================================================================================

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

--------------------------------------------------------------------------------
   Equity Funds
--------------------------------------------------------------------------------
BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
--------------------------------------------------------------------------------
   Fixed Income Funds
--------------------------------------------------------------------------------
BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund
--------------------------------------------------------------------------------
   Municipal Bond Funds
--------------------------------------------------------------------------------
BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund
--------------------------------------------------------------------------------
   Target Risk & Target Date Funds
--------------------------------------------------------------------------------
BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.

+  Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


34    BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND     MAY 31, 2008

GO
[PAPERLESS LOGO]
   It's Fast, Convenient, & Timely!
   To sign up today, go to www.blackrock.com/edelivery.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock California Insured Municipal Bond Fund
Of BlackRock California Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10329-5/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
           Joe Grills (not reappointed to the Audit Committee, effective November 1, 2007)
           Robert M. Hernandez (term began, effective November 1, 2007)
           Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
           Fred G. Weiss (term began, effective November 1, 2007)
           Richard R. West (term began, effective November 1, 2007)

           Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -   Principal Accountant Fees and Services

------------------------------------------------------------------------------------------------------------------------------
                          (a) Audit Fees        (b) Audit-Related Fees(1)     (c) Tax Fees(2)         (d) All Other Fees(3)
------------------------------------------------------------------------------------------------------------------------------
                      Current       Previous      Current      Previous     Current      Previous      Current      Previous
                       Fiscal        Fiscal        Fiscal       Fiscal       Fiscal       Fiscal        Fiscal       Fiscal
    Entity Name       Year End      Year End      Year End     Year End     Year End     Year End      Year End     Year End
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
BlackRock              $28,000       $28,500         $0           $0         $6,100       $6,100        $1,049       $1,042
California Insured
Municipal Bond Fund
of BlackRock
California
Municipal Series
Trust
------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

           (e)(1) Audit Committee Pre-Approval Policies and Procedures:
                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the

           Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

           (e)(2) None of the services described in each of Items 4(b) through
           (d) were approved by the audit committee pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) Not Applicable

           (g) Affiliates' Aggregate Non-Audit Fees:

           ---------------------------------------------------------------------
                   Entity Name               Current Fiscal      Previous Fiscal
                                               Year End              Year End
           ---------------------------------------------------------------------

           ---------------------------------------------------------------------
           BlackRock California                $294,649             $291,642
           Insured Municipal Bond Fund
           of BlackRock California
           Municipal Series Trust
           ---------------------------------------------------------------------

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Investments
           (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
           (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

           By:    /s/ Donald C. Burke
                  -------------------------------
                  Donald C. Burke
                  Chief Executive Officer of
                  BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

           Date: July 18, 2008

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Donald C. Burke
                  -------------------------------
                  Donald C. Burke
                  Chief Executive Officer (principal executive officer) of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

           Date: July 18, 2008

           By:    /s/ Neal J. Andrews
                  -------------------------------
                  Neal J. Andrews
                  Chief Financial Officer (principal financial officer) of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

           Date: July 18, 2008